Intangible Assets, Net (Details) - Schedule of acquired intangible assets	12 Months Ended
Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Preliminary Average Fair Value, Total	$ 10,920,577
Acquired intangible assets total	11,113,000
Accumulated amortization	(192,423)
Patent products [Member]
Finite-Lived Intangible Assets [Line Items]
Preliminary Average Fair Value, Total	$ 10,277,000
Average Estimated Life	3.3 - 15.4
Licenses and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Preliminary Average Fair Value, Total	$ 865,000
Average Estimated Life	9
Customer/distribution list [Member]
Finite-Lived Intangible Assets [Line Items]
Preliminary Average Fair Value, Total	$ (29,000)
Average Estimated Life	12.5